UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-04704

Sims Total Return Fund, Inc.

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Address of principal executive offices)

David C. Sims, President

Sims Capital Management LLC

225 East Mason Street, Suite 802

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-1107

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

SEMI-ANNUAL REPORT Sims Total Return Fund December 31, 2018 (Unaudited)

SIMS TOTAL RETURN FUND

Table of Contents
Message to Shareholders	2
Graphical Illustration	4
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	13
Additional Information	14

SIMS TOTAL RETURN FUND MESSAGE TO SHAREHOLDERS December 31, 2018 (Unaudited)

Fellow Shareholder,

Although the stock market ended the 2018 calendar year on a down note, our Fund performed well in the first half of our current fiscal year. The SIMFX rose 1.68% during the first six months of our fiscal year, while the S&P 500 total return index fell 6.85%. Our Fund’s performance during these six months is not surprising, given our conservative investment strategy and portfolio positioning.

The biggest contributors to our investment results during this 6-month period were: Starbucks (SBUX) up almost 32%; O’Reilly Automotive (ORLY) up 26%; and AutoZone (AZO) up 25%. Detractors from the portfolio were: Kraft Heinz Co. (KHC) down 46%, Diamond Hill Investment Group (DHIL) down 30%; and U.S. Bank (USB) down 8%. (Diamond Hill’s stock price decline is somewhat offset by Diamond Hill’s special dividend of $8.00 per share that was paid late in the 6-month period.)

Many of our long-term shareholders understand our conservative and risk-averse bent. But it is worth repeating. Investing in common stock is inherently risky in and of itself. We only invest in high quality companies that are characterized by strong balance sheets (with relatively little long-term debt), excellent operating metrics and rational shareholder-focused management.

We follow other professional investors who we admire, including Charles (Chuck) Royce Associates. While Chuck and his team have historically fished in the small cap arena, they share our view of owning high quality companies, including those with high returns on invested capital (ROIC). In the recent past Mr. Royce lamented about how the Federal Reserve’s zero interest rate policy in recent years has distorted stock market returns: “The Fed’s policies made it easier for low quality to do well because there were few if any penalties to taking on more debt or not being profitable. In contrast, there were few of the traditional advantages that would accrue to high quality.” We second that emotion.

Storm clouds are ever-present for equity investors. One risk dissipates and others emerge to fill the void. We are and have been worried about the level of debt at all levels---the U.S. Government, many States, corporations and households. We don’t think that the risks of excessive debt are being properly reflected in valuations. For example, the U.S. Government is on track to run a $900 Billion deficit in its current fiscal year, and this will increase our national debt by an equal amount. Our national debt, which stood at $10 Trillion as recently as 2008, is now over $22 Trillion and growing. And our politicians of all stripes don’t seem to give it much thought or attention.

Our Fund continues to invest in high-quality businesses, with the idea that quality wins in the long run. We like the portfolio companies that we own, and are confident that they will survive and prosper in this uncertain world. The oft-predicted U. S. recession will eventually come and go, and we’ve learned not to try to market-time these types of developments. Quality companies emerge stronger from recessions as their low quality and debt-ridden competitors falter.

As always, we love hearing from our SIMFX shareholders, and all issues are on the table. As you know, however, we can’t talk about purchases or sales of portfolio securities that haven’t been publicly disclosed, or our future plans with respect to purchasing or selling any security.

Luke E. Sims	David C. Sims
Email: luke@simscapital.com	Email: dave@simscapital.com
Phone: (414) 530-5680	Phone: (414) 765-1107

January 31, 2019

*

The S&P® Index is an unmanaged but commonly used measure of common stock total return performance. The Fund’s total returns include operating expenses such as transaction costs and advisory fees which reduce total returns while the total returns of the Index do not include such costs. One cannot invest in an index.

SIMS TOTAL RETURN FUND MESSAGE TO SHAREHOLDERS (Continued) December 31, 2018 (Unaudited)

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in mid-cap companies involve additional risks such as limited liquidity and greater volatility.

Fund holding and allocation are subject to change at any time and should not be a recommendation to buy or sell any security. Please refer to the Portfolio of Investments for a complete list of Fund holdings.

Must be preceded or accompanied by a prospectus.

The Sims Total Return Fund is distributed by Quasar Distributors, LLC.

SIMS TOTAL RETURN FUND GRAPHICAL ILLUSTRATION December 31, 2018 (Unaudited)

The following chart provides a visual breakdown of the Fund by the industry sectors that the underlying securities represent as a percentage of the total investments.

Summary of Investments by Sector

Top Ten Equity Holdings

Security	Percent of Investments
Colgate-Palmolive Co.	16.8%
Abbott Laboratories	7.4%
Starbucks Corp.	5.6%
Federated Investors, Inc., Class B	5.4%
Berkshire Hathaway, Inc., Class B	5.2%
O'Reilly Automotive, Inc.	5.0%
AutoZone, Inc.	4.6%
Pfizer, Inc.	4.4%
Diamond Hill Investment Group, Inc.	4.3%
eBay, Inc.	4.1%
Total	62.8%

SIMS TOTAL RETURN FUND PORTFOLIO OF INVESTMENTS As of December 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (76.6%)
	COMMUNICATIONS (3.1%)
	Telecommunications (3.1%)
5,000	Cisco Systems, Inc.	$216,650

	CONSUMER (20.6%)
	Cosmetics/Personal Care (16.8%)
19,400	Colgate-Palmolive Co.	1,154,688

	Food (3.8%)
6,000	Kraft Heinz Co.	258,240
	Total Consumer	1,412,928

	FINANCIALS (21.8%)
	Banks (3.4%)
5,000	U.S. Bancorp	228,500

	Diversified Financial Services (13.2%)
2,000	Diamond Hill Investment Group, Inc.	298,900
14,000	Federated Investors, Inc., Class B	371,700
8,000	Franklin Resources, Inc.	237,280
		907,880

	Insurance (5.2%)
1,750	Berkshire Hathaway, Inc., Class B*	357,315
	Total Financials	1,493,695

	HEALTH CARE (11.8%)
	Healthcare-Products (7.4%)
7,000	Abbott Laboratories	506,310

	Pharmaceuticals (4.4%)
7,000	Pfizer, Inc.	305,550
	Total Health Care	811,860

	RETAIL (19.3%)
	Auto Parts (9.6%)
375	AutoZone, Inc.*	314,377
1,000	O’Reilly Automotive, Inc.*	344,330
		658,707
	Internet (4.1%)
10,000	eBay, Inc.*	280,700

	Restaurant (5.6%)
6,000	Starbucks Corp.	386,400
	Total Retail	1,325,807

	Total Common Stocks
	(Cost $5,000,914)	5,260,940

	SHORT-TERM INVESTMENTS (23.1%)
	Money Market Funds (23.1%)
1,583,658	First American Treasury Obligations Fund - Class Z, 0.909%(1)	1,583,658

	Total Short-Term Investments
	(Cost $1,583,658)	1,583,658

	TOTAL INVESTMENTS (99.7%)
	(Cost $6,584,572)	6,844,598
	Other Assets less Liabilities (0.3%)	18,231

	NET ASSETS (100.0%)	$6,862,829

*	Non-income producing.

(1)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF ASSETS AND LIABILITIES December 31, 2018 (Unaudited)

Assets:
Investments, at Fair Value (Note 2a):
Common Stocks	$5,260,940
Short-Term Investments	1,583,658
Total Investments (Cost $6,584,572)	6,844,598
Dividends and Interest Receivable	5,050
Prepaid Expenses and Other Assets	32,852
Total Assets	6,882,500

Liabilities:
Professional Fees	828
Transfer Agent Fees	7,084
Administration and Accounting Fees	6,668
Other Fees	5,091
Total Liabilities	19,671
Net Assets	$6,862,829

Shares Outstanding	701,812
Net Asset Value, Offering and Redemption Price Per Share	$9.78

Net Assets Consist of:
Capital Stock ($0.01 par value, 30,000,000 shares authorized)	$6,515,377
Total Distributable Earnings (Accumulated Loss)	347,452
Net Assets	$6,862,829

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2018 (Unaudited)

Investment Income:
Dividends	$77,874
Interest	12,963
Total Investment Income	90,837

Expenses:
Administration and Accounting Fees	38,515
Investment Advisory Fees (Note 3)	26,586
Shareholder Servicing Costs	20,738
Professional Fees	16,224
Registration Fees	8,897
Directors	8,066
Insurance	7,516
Printing & Postage	4,110
Pricing	2,055
Custodial Fees	1,062
Other	247
Total Expenses Before Waiver	134,016
Less Expenses Waived by Adviser (Note 3)	(26,586)
Total Net Expenses	107,430
Net Investment Loss	(16,593)

Net Realized Gain on Investments	113,695
Change in Net Unrealized Appeciation on Investments	20,648
Net Realized and Unrealized Gain on Investments	134,343
Net Increase in Net Assets From Operations	$117,750

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2018 (Unaudited)	For Year Ended June 30, 2018
Operations:
Net Investment Loss	$(16,593)	$(68,769)
Net Realized Gain on Investments	113,695	744,551
Change in Net Unrealized Appreciation on Investments	20,648	(507,785)
Net Increase in Net Assets from Operations	117,750	167,997

Distributions to Shareholders:
Distributions	(630,798)	(212,327)[1]
Decrease in Net Assets from Distributions	(630,798)	(212,327)

Fund Share Transactions:
Proceeds from Shares Sold	66,422	95,952
Reinvested Distributions	578,158	194,906
Cost of Shares Redeemed	(394,162)	(1,274,348)
Net Increase/Decrease in Net Assets from Fund Share Transactions	250,418	(983,490)
Total Decrease in Net Assets	(262,630)	(1,027,820)

Net Assets:
Beginning of Period	7,125,459	8,153,279
End of Period	$6,862,829	$7,125,459

Transactions in Shares:
Sales	6,073	8,867
Reinvested Distributions	59,481	17,832
Redemptions	(36,339)	(117,107)
Net Increase/Decrease	29,215	(90,408)

[1]	Includes net realized gain distributions of $212,327.

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND FINANCIAL HIGHLIGHTS

The following table shows per share operating performance data, total investment return, ratios and supplemental data for each of the periods ended:

	Six Months Ended December 31, 2018		Year Ended June 30,
	(Unaudited)		2018	2017	2016	2015	2014
Sims Total Return Fund
Per Share Operating Performance
Net Asset Value, Beginning of Period	$10.59		$10.69	$11.37	$12.30	$14.32	$12.50
Net Investment Income (Loss)	(0.02)		(0.10)	(0.20)	(0.02)	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.19		0.31	0.66	(0.30)	(0.99)	2.24
Total from Investment Operations	0.17		0.21	0.46	(0.32)	(0.98)	2.25
Less Distributions:
From Net Investment Income	—		—	—	(0.02)	—	(0.06)
From Net Realized Gains	(0.98)		(0.31)	(1.14)	(0.59)	(1.04)	(0.37)
Total Distributions	(0.98)		(0.31)	(1.14)	(0.61)	(1.04)	(0.43)
Net Increase (Decrease)	(0.81)		(0.10)	(0.68)	(0.93)	(2.02)	1.82
Net Asset Value, End of Period	$9.78		$10.59	$10.69	$11.37	$12.30	$14.32

Total Investment Return	1.68	%*	1.87%	4.13%	(2.36)%	(6.76)%	18.36%

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)	$6,863		$7,125	$8,153	$9,355	$11,182	$17,909
Ratio of Expenses to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments**	2.99	%***	3.28%	2.80%	2.14%	2.00%	1.98%
Before Waivers, Reimbursements and Recoupments	3.73	%***	3.41%	2.80%	2.89%	2.18%	1.92%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Net of Waivers, Reimbursements and Recoupments**	(0.46	)%***	(0.91)%	(1.69)%	(0.15)%	0.07%	0.11%
Before Waivers, Reimbursements and Recoupments	(1.20	)%***	(1.04)%	(1.69)%	(0.90)%	(0.11)%	0.17%
Portfolio Turnover	6.1	%*	62.7%	165.1%	85.9%	17.2%	14.0%

*	Not annualized
**	Effective April 23, 2016, the expense cap of 2.00% was discontinued. Effective April 23, 2018, the Adviser voluntarily agreed to waive its fee to the extent the total operating expenses exceed 2.00%.
***	Annualized

See accompanying Notes to Financial Statements.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS December 31, 2018 (Unaudited)

1.	Organization

Sims Total Return Fund, Inc. (the “Company”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company is a Wisconsin corporation. The Company began operations on September 15, 1986. Sims Total Return Fund, the only series of the Company, is hereinafter referred to as the “Fund”. The investment objective of the Fund is to seek total return.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Fund.

a.

Securities listed on a national securities exchange are valued at the last sale price. Securities that are traded on the NASDAQ National Market or the NASDAQ Small-Cap Market are valued at the NASDAQ Official Closing Price. If no sale is reported, the average of the last bid and asked prices is used. Other securities for which market quotations are readily available are valued at the average of the latest bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Board of Directors. Money market mutual funds are normally priced at net asset value based on the liquidity and transparency of the market.

Accounting principles generally accepted in the United States of America (“GAAP”) defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,260,940	$—	$—	$5,260,940
Short-Term Investments	1,583,658	—	—	1,583,658
Total	$6,844,598	$—	$—	$6,844,598

*	All sub-categories within Common Stocks as detailed in the Portfolio of Investments represent Level 1 evaluation status.

b.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the country’s tax codes and regulations.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2018 (Unaudited)

c.

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the period ended December 31, 2018, the Fund did not record a liability for any unrecognized tax benefits.

GAAP requires management of the Fund to analyze the prior three open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2018, the Fund does not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

d.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the fiscal years ended June 30, 2018 and 2017 were as follows:

	2018	2017
Distributions paid from:
Ordinary income	$89,960	$300,505
Net long term capital gains	122,367	560,539
Total distributions paid	$212,327	$861,044

e.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.	Investment Advisory Fees and Management Agreements

The Fund has an agreement with Sims Capital Management LLC (the “Adviser”) to serve as investment adviser. Under the terms of the agreement, the Fund pays the Adviser an investment advisory fee, payable monthly, based on the average net asset value of the Fund determined as of the close of each business day of the month at the annual rate of 0.74% of the average daily net asset value of the Fund.

The Adviser has voluntarily agreed to waive the investment advisory fee of the Fund to the extent that total annual operating expenses exceed 2.00% of the Fund’s average daily net assets. The Adviser, however, is not agreeing to an overall Fund expense cap and is not undertaking any obligation to pay into the Fund. This agreement went into effect April 23, 2018, at the renewal date of the current agreement. The Adviser cannot recoup any voluntarily waived fees.

SIMS TOTAL RETURN FUND NOTES TO FINANCIAL STATEMENTS (Continued) December 31, 2018 (Unaudited)

4.	Purchases and Sales of Securities

Total purchases and sales of securities, other than short-term investments, for the Fund for the six months ended December 31, 2018, were as follows:

Purchases	$348,500
Sales	442,943

5.	Tax Information

At June 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$6,898,544
Gross unrealized appreciation	678,472
Gross unrealized depreciation	(439,094)
Net unrealized appreciation on investments	$239,378

As of June 30, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$18,822
Undistributed long-term capital gains	602,300
Accumulated earnings	621,122
Net unrealized appreciation on investments	239,378
Total accumulated earnings	$860,500

6.	Officers and Trustees

Certain officers of the Fund are affiliated with the Adviser. The independent directors’ remuneration for the Fund totaled $13,000 for the fiscal year ended June 30, 2018. No Fund officer receives compensation in his capacity as an officer of the Fund.

7.	Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with GAAP. The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

On August 28, 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

SIMS TOTAL RETURN FUND EXPENSE EXAMPLE For the Six Months Ended December 31, 2018 (Unaudited)

As a shareholder of the Sims Total Return Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2018 to December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

	Beginning account value 7/1/18	Ending account value 12/31/18	Expenses paid during period 7/1/18-12/31/18[1]
Actual	$1,000.00	$1,016,80	$15.50
Hypothetical (5% return before expenses)	1,000.00	1,009.90	15.15

[1]

Expenses are equal to the Fund’s annualized expense ratio of 2.99% for the period from July 1, 2018 through December 31, 2018, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SIMS TOTAL RETURN FUND ADDITIONAL INFORMATION December 31, 2018 (Unaudited)

Proxy Voting Policies and Procedures

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-414-765-1107 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2018, will be available without charge, upon request, by calling 1-414-765-1107 or by accessing the website of the Securities and Exchange Commission.

Disclosure of Portfolio Holdings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q will be available on the website of the Securities and Exchange Commission at http://www.sec.gov.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

SIMS TOTAL RETURN FUND

INVESTMENT ADVISER

Sims Capital Management LLC
225 East Mason Street, Suite 802
Milwaukee, WI 53202-3657
1-414-765-1107

OFFICERS

Luke E. Sims, President and CEO
David C. Sims, Vice President, CFO, CCO, Treasurer and Secretary

DIRECTORS

Barry S. Arnold
Clark J. Hillery
William J. Rack
Richard L. Teigen

ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, Wisconsin 53212

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive
Milwaukee, Wisconsin 53212

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-800-968-2122

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 N. Water Street, Suite 830
Milwaukee, Wisconsin 53202

LEGAL COUNSEL

Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)	The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 13. Exhibits

(a)(1)	Code of Ethics. Not applicable for semi-annual reports.

(a)(2)	Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sims Total Return Fund, Inc.

/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer
March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Luke E. Sims
Luke E. Sims
Principal Executive Officer
March 7, 2019

/s/ David C. Sims
David C. Sims
Principal Financial Officer
March 7, 2019